BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 16:-	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

	Year Ended December 31,
	2013	2014	2015
Numerator:
Net income (loss)	$4,218	$(86)	$366

Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	38,241,258	42,285,919	40,178,292
Effect of dilutive securities:
Employee stock options, warrants and RSU's	855,500	*)-	386,653
Senior convertible notes	*)-	**)-	-

Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	39,096,758	42,285,919	40,564,945

*)	Antidilutive.
**)	Insignificant.